Schwab Capital Trust
Schwab Target 2010 Index Fund

Portfolio Holdings as of June 30, 2025 (Unaudited)

This section includes a summary of the fund’s transactions with its affiliated underlying funds during the period.
SECURITY	VALUE AT 3/31/25	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 6/30/25	BALANCE OF SHARES HELD AT 6/30/25	DISTRIBUTIONS RECEIVED (a)
AFFILIATED UNDERLYING FUNDS 99.1% OF NET ASSETS

U.S. Stocks 24.8%
Large-Cap 23.4%
Schwab U.S. Large-Cap ETF	$12,274,537	$371,516	($1,122,424 )	$29,665	$1,271,083	$12,824,377	524,729	$38,814
Small-Cap 1.4%
Schwab U.S. Small-Cap ETF	691,349	19,412	(23,500)	(1,095)	57,249	743,415	29,384	2,448
						13,567,792

International Stocks 7.3%
Developed Markets 7.3%
Schwab International Equity ETF	3,795,564	73,833	(291,336)	17,067	416,729	4,011,857	181,532	26,068

Real Estate 2.4%
U.S. REITs 2.4%
Schwab U.S. REIT ETF	1,248,828	132,738	(26,483)	(755)	(19,915)	1,334,413	63,063	9,675

Fixed Income 62.3%
Inflation-Protected Bond 6.6%
Schwab U.S. TIPS ETF	3,390,211	269,418	(51,869)	(2,454)	(22,876)	3,582,430	134,274	41,812
Intermediate-Term Bond 48.7%
Schwab U.S. Aggregate Bond ETF	25,207,089	1,780,491	(416,011)	(49,840)	152,492	26,674,221	1,147,772	259,851
Treasury Bond 7.0%
Schwab Short-Term U.S. Treasury ETF	3,643,138	253,136	(53,363)	(1,203)	7,797	3,849,505	157,896	38,542
						34,106,156

Money Market Funds 2.3%
Schwab Government Money Fund, Ultra Shares, 4.21% (b)	1,237,435	13,002	—	—	—	1,250,437	1,250,437	13,009
Total Affiliated Underlying Funds (Cost $45,493,818)	$51,488,151	$2,913,546	($1,984,986 )	($8,615 )	$1,862,559	$54,270,655		$430,219
Total Investments in Securities (Cost $45,493,818)						$54,270,655

(a)	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.
(b)	The rate shown is the annualized 7-day yield.

ETF —	Exchange-Traded Fund
REIT —	Real Estate Investment Trust
TIPS —	Treasury Inflation Protected Securities
At June 30, 2025, all of the fund’s investment securities were classified as Level 1.

Schwab Capital Trust
Schwab Target 2015 Index Fund

Portfolio Holdings as of June 30, 2025 (Unaudited)

This section includes a summary of the fund’s transactions with its affiliated underlying funds during the period.
SECURITY	VALUE AT 3/31/25	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 6/30/25	BALANCE OF SHARES HELD AT 6/30/25	DISTRIBUTIONS RECEIVED (a)
AFFILIATED UNDERLYING FUNDS 99.3% OF NET ASSETS

U.S. Stocks 27.6%
Large-Cap 26.0%
Schwab U.S. Large-Cap ETF	$21,121,794	$263,360	($2,065,632 )	$87,959	$2,116,021	$21,523,502	880,667	$65,203
Small-Cap 1.6%
Schwab U.S. Small-Cap ETF	1,251,209	30,808	(81,596)	(2,760)	104,201	1,301,862	51,457	4,286
						22,825,364

International Stocks 8.6%
Developed Markets 8.6%
Schwab International Equity ETF	6,897,959	60,717	(618,049)	63,746	712,578	7,116,951	322,034	46,243

Real Estate 2.8%
U.S. REITs 2.8%
Schwab U.S. REIT ETF	2,197,010	110,682	—	—	(35,510)	2,272,182	107,381	16,559

Fixed Income 58.4%
Inflation-Protected Bond 6.1%
Schwab U.S. TIPS ETF	4,892,931	256,093	(70,538)	(1,652)	(35,835)	5,040,999	188,943	60,056
Intermediate-Term Bond 45.8%
Schwab U.S. Aggregate Bond ETF	36,684,537	2,242,711	(1,214,088)	(124,854)	259,823	37,848,129	1,628,577	376,337
Treasury Bond 6.5%
Schwab Short-Term U.S. Treasury ETF	5,222,585	257,428	(108,736)	(2,035)	11,083	5,380,325	220,686	54,991
						48,269,453

Money Market Funds 1.9%
Schwab Government Money Fund, Ultra Shares, 4.21% (b)	1,561,708	16,409	—	—	—	1,578,117	1,578,117	16,418
Total Affiliated Underlying Funds (Cost $66,909,001)	$79,829,733	$3,238,208	($4,158,639 )	$20,404	$3,132,361	$82,062,067		$640,093
Total Investments in Securities (Cost $66,909,001)						$82,062,067

(a)	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.
(b)	The rate shown is the annualized 7-day yield.

ETF —	Exchange-Traded Fund
REIT —	Real Estate Investment Trust
TIPS —	Treasury Inflation Protected Securities
At June 30, 2025, all of the fund’s investment securities were classified as Level 1.

Schwab Capital Trust
Schwab Target 2020 Index Fund

Portfolio Holdings as of June 30, 2025 (Unaudited)

This section includes a summary of the fund’s transactions with its affiliated underlying funds during the period.
SECURITY	VALUE AT 3/31/25	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 6/30/25	BALANCE OF SHARES HELD AT 6/30/25	DISTRIBUTIONS RECEIVED (a)
AFFILIATED UNDERLYING FUNDS 99.5% OF NET ASSETS

U.S. Stocks 29.4%
Large-Cap 27.7%
Schwab U.S. Large-Cap ETF	$75,875,226	$1,745,105	($8,308,221 )	$494,534	$7,333,206	$77,139,850	3,156,295	$233,598
Small-Cap 1.7%
Schwab U.S. Small-Cap ETF	4,643,076	114,918	(402,711)	1,384	371,625	4,728,292	186,889	16,208
						81,868,142

International Stocks 9.6%
Developed Markets 9.6%
Schwab International Equity ETF	26,025,238	273,265	(2,555,200)	546,604	2,387,180	26,677,087	1,207,108	173,340

Real Estate 2.9%
U.S. REITs 2.9%
Schwab U.S. REIT ETF	7,997,289	672,221	(302,121)	1,428	(126,341)	8,242,476	389,531	59,056

Fixed Income 55.8%
Inflation-Protected Bond 5.8%
Schwab U.S. TIPS ETF	15,720,647	812,914	(267,267)	(20,940)	(104,087)	16,141,267	604,995	192,717
Intermediate-Term Bond 43.9%
Schwab U.S. Aggregate Bond ETF	118,684,694	6,561,491	(3,633,413)	(564,039)	983,531	122,032,264	5,250,958	1,215,930
Treasury Bond 6.1%
Schwab Short-Term U.S. Treasury ETF	16,622,735	934,615	(519,020)	(15,069)	43,226	17,066,487	700,020	174,800
						155,240,018

Money Market Funds 1.8%
Schwab Government Money Fund, Ultra Shares, 4.21% (b)	4,854,353	51,004	—	—	—	4,905,357	4,905,357	51,032
Total Affiliated Underlying Funds (Cost $224,945,756)	$270,423,258	$11,165,533	($15,987,953 )	$443,902	$10,888,340	$276,933,080		$2,116,681
Total Investments in Securities (Cost $224,945,756)						$276,933,080

(a)	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.
(b)	The rate shown is the annualized 7-day yield.

ETF —	Exchange-Traded Fund
REIT —	Real Estate Investment Trust
TIPS —	Treasury Inflation Protected Securities
At June 30, 2025, all of the fund’s investment securities were classified as Level 1.

Schwab Capital Trust
Schwab Target 2025 Index Fund

Portfolio Holdings as of June 30, 2025 (Unaudited)

This section includes a summary of the fund’s transactions with its affiliated underlying funds during the period.
SECURITY	VALUE AT 3/31/25	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 6/30/25	BALANCE OF SHARES HELD AT 6/30/25	DISTRIBUTIONS RECEIVED (a)
AFFILIATED UNDERLYING FUNDS 99.4% OF NET ASSETS

U.S. Stocks 30.5%
Large-Cap 28.7%
Schwab U.S. Large-Cap ETF	$166,038,001	$4,792,066	($15,241,098 )	$333,247	$16,945,814	$172,868,030	7,073,160	$522,785
Small-Cap 1.8%
Schwab U.S. Small-Cap ETF	10,381,200	252,080	(645,118)	(4,377)	840,972	10,824,757	427,856	36,444
						183,692,787

International Stocks 10.4%
Developed Markets 10.4%
Schwab International Equity ETF	59,885,651	1,775,720	(5,667,907)	757,637	6,022,159	62,773,260	2,840,419	407,883

Real Estate 3.1%
U.S. REITs 3.1%
Schwab U.S. REIT ETF	17,602,192	1,737,290	(317,546)	(13,201)	(285,690)	18,723,045	884,832	135,304

Fixed Income 54.0%
Inflation-Protected Bond 5.6%
Schwab U.S. TIPS ETF	32,084,180	2,465,964	(567,304)	(86,959)	(160,408)	33,735,473	1,264,448	393,748
Intermediate-Term Bond 42.5%
Schwab U.S. Aggregate Bond ETF	243,521,680	17,868,663	(5,934,522)	(1,000,123)	1,958,775	256,414,473	11,033,325	2,499,845
Treasury Bond 5.9%
Schwab Short-Term U.S. Treasury ETF	33,624,639	2,569,372	(902,578)	(36,248)	97,546	35,352,731	1,450,071	354,893
						325,502,677

Money Market Funds 1.4%
Schwab Government Money Fund, Ultra Shares, 4.21% (b)	7,991,492	83,966	—	—	—	8,075,458	8,075,458	84,011
Total Affiliated Underlying Funds (Cost $484,687,517)	$571,129,035	$31,545,121	($29,276,073 )	($50,024 )	$25,419,168	$598,767,227		$4,434,913
Total Investments in Securities (Cost $484,687,517)						$598,767,227

(a)	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.
(b)	The rate shown is the annualized 7-day yield.

ETF —	Exchange-Traded Fund
REIT —	Real Estate Investment Trust
TIPS —	Treasury Inflation Protected Securities
At June 30, 2025, all of the fund’s investment securities were classified as Level 1.

Schwab Capital Trust
Schwab Target 2030 Index Fund

Portfolio Holdings as of June 30, 2025 (Unaudited)

This section includes a summary of the fund’s transactions with its affiliated underlying funds during the period.
SECURITY	VALUE AT 3/31/25	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 6/30/25	BALANCE OF SHARES HELD AT 6/30/25	DISTRIBUTIONS RECEIVED (a)
AFFILIATED UNDERLYING FUNDS 99.2% OF NET ASSETS

U.S. Stocks 38.8%
Large-Cap 36.1%
Schwab U.S. Large-Cap ETF	$466,305,069	$15,335,141	($25,781,215 )	($126,925 )	$49,964,329	$505,696,399	20,691,342	$1,517,479
Small-Cap 2.7%
Schwab U.S. Small-Cap ETF	34,480,220	1,838,276	(1,703,349)	(74,092)	2,905,829	37,446,884	1,480,114	126,053
						543,143,283

International Stocks 16.0%
Developed Markets 14.1%
Schwab International Equity ETF	180,595,079	5,520,204	(9,451,137)	816,962	19,905,373	197,386,481	8,931,515	1,276,671
Emerging Markets 1.9%
Schwab Emerging Markets Equity ETF	24,152,368	1,336,136	(1,340,546)	19,480	2,251,900	26,419,338	876,554	31,650
						223,805,819

Real Estate 4.0%
U.S. REITs 4.0%
Schwab U.S. REIT ETF	50,467,300	6,653,529	(657,062)	(28,878)	(819,596)	55,615,293	2,628,322	398,967

Fixed Income 39.6%
Inflation-Protected Bond 2.1%
Schwab U.S. TIPS ETF	26,766,091	2,293,827	—	—	(194,666)	28,865,252	1,081,906	330,447
Intermediate-Term Bond 34.8%
Schwab U.S. Aggregate Bond ETF	443,774,365	45,208,296	(3,701,782)	(685,817)	2,606,276	487,201,338	20,963,913	4,602,808
Treasury Bond 2.7%
Schwab Short-Term U.S. Treasury ETF	35,270,923	4,231,703	(940,897)	(43,328)	110,563	38,628,964	1,584,453	373,657
						554,695,554

Money Market Funds 0.8%
Schwab Government Money Fund, Ultra Shares, 4.21% (b)	10,621,035	111,595	—	—	—	10,732,630	10,732,630	111,654
Total Affiliated Underlying Funds (Cost $1,100,959,802)	$1,272,432,450	$82,528,707	($43,575,988 )	($122,598 )	$76,730,008	$1,387,992,579		$8,769,386
Total Investments in Securities (Cost $1,100,959,802)						$1,387,992,579

(a)	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.
(b)	The rate shown is the annualized 7-day yield.

ETF —	Exchange-Traded Fund
REIT —	Real Estate Investment Trust
TIPS —	Treasury Inflation Protected Securities
At June 30, 2025, all of the fund’s investment securities were classified as Level 1.

Schwab Capital Trust
Schwab Target 2035 Index Fund

Portfolio Holdings as of June 30, 2025 (Unaudited)

This section includes a summary of the fund’s transactions with its affiliated underlying funds during the period.
SECURITY	VALUE AT 3/31/25	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 6/30/25	BALANCE OF SHARES HELD AT 6/30/25	DISTRIBUTIONS RECEIVED (a)
AFFILIATED UNDERLYING FUNDS 99.1% OF NET ASSETS

U.S. Stocks 45.0%
Large-Cap 41.6%
Schwab U.S. Large-Cap ETF	$428,686,291	$20,254,116	($22,239,825 )	($345,087 )	$46,678,261	$473,033,756	19,354,900	$1,418,046
Small-Cap 3.4%
Schwab U.S. Small-Cap ETF	35,295,187	2,106,717	(1,311,843)	(78,119)	2,994,915	39,006,857	1,541,773	130,041
						512,040,613

International Stocks 20.0%
Developed Markets 17.0%
Schwab International Equity ETF	174,510,672	10,231,886	(10,786,958)	449,872	19,664,042	194,069,514	8,781,426	1,253,427
Emerging Markets 3.0%
Schwab Emerging Markets Equity ETF	30,284,735	1,074,948	(523,927)	3,954	2,868,414	33,708,124	1,118,385	39,980
						227,777,638

Real Estate 4.6%
U.S. REITs 4.6%
Schwab U.S. REIT ETF	46,661,987	6,555,190	(614,693)	(28,696)	(770,849)	51,802,939	2,448,154	373,098

Fixed Income 29.1%
Inflation-Protected Bond 0.4%
Schwab U.S. TIPS ETF	4,865,315	—	—	—	(37,996)	4,827,319	180,934	58,930
Intermediate-Term Bond 27.5%
Schwab U.S. Aggregate Bond ETF	279,153,108	34,260,784	(2,204,444)	(372,628)	1,615,451	312,452,271	13,444,590	2,919,336
Treasury Bond 1.2%
Schwab Short-Term U.S. Treasury ETF	12,958,762	1,010,672	—	—	24,857	13,994,291	574,007	137,128
						331,273,881

Money Market Funds 0.4%
Schwab Government Money Fund, Ultra Shares, 4.21% (b)	4,829,862	50,747	—	—	—	4,880,609	4,880,609	50,774
Total Affiliated Underlying Funds (Cost $886,004,703)	$1,017,245,919	$75,545,060	($37,681,690 )	($370,704 )	$73,037,095	$1,127,775,680		$6,380,760
Total Investments in Securities (Cost $886,004,703)						$1,127,775,680

(a)	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.
(b)	The rate shown is the annualized 7-day yield.

ETF —	Exchange-Traded Fund
REIT —	Real Estate Investment Trust
TIPS —	Treasury Inflation Protected Securities
At June 30, 2025, all of the fund’s investment securities were classified as Level 1.

Schwab Capital Trust
Schwab Target 2040 Index Fund

Portfolio Holdings as of June 30, 2025 (Unaudited)

This section includes a summary of the fund’s transactions with its affiliated underlying funds during the period.
SECURITY	VALUE AT 3/31/25	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 6/30/25	BALANCE OF SHARES HELD AT 6/30/25	DISTRIBUTIONS RECEIVED (a)
AFFILIATED UNDERLYING FUNDS 99.3% OF NET ASSETS

U.S. Stocks 49.6%
Large-Cap 45.3%
Schwab U.S. Large-Cap ETF	$543,923,224	$18,890,458	($21,761,260 )	$63,479	$58,869,773	$599,985,674	24,549,332	$1,796,839
Small-Cap 4.3%
Schwab U.S. Small-Cap ETF	51,547,101	3,247,030	(2,162,141)	(97,290)	4,408,440	56,943,140	2,250,717	190,959
						656,928,814

International Stocks 23.4%
Developed Markets 19.4%
Schwab International Equity ETF	230,802,772	8,867,625	(9,936,486)	550,699	26,284,257	256,568,867	11,609,451	1,656,202
Emerging Markets 4.0%
Schwab Emerging Markets Equity ETF	47,355,114	2,404,649	(1,667,695)	6,308	4,589,630	52,688,006	1,748,109	62,740
						309,256,873

Real Estate 5.0%
U.S. REITs 5.0%
Schwab U.S. REIT ETF	59,053,705	7,738,095	—	—	(989,850)	65,801,950	3,109,733	473,184

Fixed Income 21.0%
Intermediate-Term Bond 20.4%
Schwab U.S. Aggregate Bond ETF	241,930,610	29,096,892	(2,199,944)	(359,314)	1,446,879	269,915,123	11,614,248	2,534,168
Treasury Bond 0.6%
Schwab Short-Term U.S. Treasury ETF	7,947,351	641,565	—	—	16,566	8,605,482	352,973	83,098
						278,520,605

Money Market Funds 0.3%
Schwab Government Money Fund, Ultra Shares, 4.21% (b)	3,974,424	41,759	—	—	—	4,016,183	4,016,183	41,781
Total Affiliated Underlying Funds (Cost $992,262,136)	$1,186,534,301	$70,928,073	($37,727,526 )	$163,882	$94,625,695	$1,314,524,425		$6,838,971
Total Investments in Securities (Cost $992,262,136)						$1,314,524,425

(a)	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.
(b)	The rate shown is the annualized 7-day yield.

ETF —	Exchange-Traded Fund
REIT —	Real Estate Investment Trust
At June 30, 2025, all of the fund’s investment securities were classified as Level 1.

Schwab Capital Trust
Schwab Target 2045 Index Fund

Portfolio Holdings as of June 30, 2025 (Unaudited)

This section includes a summary of the fund’s transactions with its affiliated underlying funds during the period.
SECURITY	VALUE AT 3/31/25	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 6/30/25	BALANCE OF SHARES HELD AT 6/30/25	DISTRIBUTIONS RECEIVED (a)
AFFILIATED UNDERLYING FUNDS 99.3% OF NET ASSETS

U.S. Stocks 53.3%
Large-Cap 48.2%
Schwab U.S. Large-Cap ETF	$370,468,021	$16,124,815	($10,935,584 )	($77,496 )	$40,813,860	$416,393,616	17,037,382	$1,241,816
Small-Cap 5.1%
Schwab U.S. Small-Cap ETF	39,053,171	2,544,337	(933,124)	(65,440)	3,358,895	43,957,839	1,737,464	145,828
						460,351,455

International Stocks 26.3%
Developed Markets 21.3%
Schwab International Equity ETF	162,395,007	9,648,781	(7,123,599)	349,686	18,677,132	183,947,007	8,323,394	1,183,877
Emerging Markets 5.0%
Schwab Emerging Markets Equity ETF	37,746,197	2,519,720	(1,142,683)	(25,862)	3,695,491	42,792,863	1,419,803	50,388
						226,739,870

Real Estate 5.3%
U.S. REITs 5.3%
Schwab U.S. REIT ETF	40,093,220	6,255,499	—	—	(658,460)	45,690,259	2,159,275	325,347

Fixed Income 14.2%
Intermediate-Term Bond 13.7%
Schwab U.S. Aggregate Bond ETF	104,123,214	14,146,408	(374,270)	(57,744)	533,775	118,371,383	5,093,433	1,095,929
Treasury Bond 0.5%
Schwab Short-Term U.S. Treasury ETF	3,980,564	525,367	—	—	8,977	4,514,908	185,189	41,621
						122,886,291

Money Market Funds 0.2%
Schwab Government Money Fund, Ultra Shares, 4.21% (b)	1,438,865	15,117	—	—	—	1,453,982	1,453,983	15,126
Total Affiliated Underlying Funds (Cost $639,940,069)	$759,298,259	$51,780,044	($20,509,260 )	$123,144	$66,429,670	$857,121,857		$4,099,932
Total Investments in Securities (Cost $639,940,069)						$857,121,857

(a)	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.
(b)	The rate shown is the annualized 7-day yield.

ETF —	Exchange-Traded Fund
REIT —	Real Estate Investment Trust
At June 30, 2025, all of the fund’s investment securities were classified as Level 1.

Schwab Capital Trust
Schwab Target 2050 Index Fund

Portfolio Holdings as of June 30, 2025 (Unaudited)

This section includes a summary of the fund’s transactions with its affiliated underlying funds during the period.
SECURITY	VALUE AT 3/31/25	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 6/30/25	BALANCE OF SHARES HELD AT 6/30/25	DISTRIBUTIONS RECEIVED (a)
AFFILIATED UNDERLYING FUNDS 99.4% OF NET ASSETS

U.S. Stocks 55.9%
Large-Cap 50.1%
Schwab U.S. Large-Cap ETF	$519,842,887	$27,058,981	($13,913,936 )	($140,380 )	$57,590,880	$590,438,432	24,158,692	$1,760,285
Small-Cap 5.8%
Schwab U.S. Small-Cap ETF	60,044,014	5,953,052	(2,857,748)	(148,496)	5,306,655	68,297,477	2,699,505	229,035
						658,735,909

International Stocks 28.7%
Developed Markets 22.8%
Schwab International Equity ETF	234,826,043	15,589,008	(9,252,167)	416,122	27,210,211	268,789,217	12,162,408	1,722,124
Emerging Markets 5.9%
Schwab Emerging Markets Equity ETF	60,645,536	4,008,940	(1,162,639)	11,743	5,972,707	69,476,287	2,305,119	81,820
						338,265,504

Real Estate 5.5%
U.S. REITs 5.5%
Schwab U.S. REIT ETF	56,558,717	9,476,799	—	—	(902,814)	65,132,702	3,078,105	463,322

Fixed Income 9.2%
Intermediate-Term Bond 9.2%
Schwab U.S. Aggregate Bond ETF	94,922,441	13,669,533	—	—	456,055	109,048,029	4,692,256	1,003,630

Money Market Funds 0.1%
Schwab Government Money Fund, Ultra Shares, 4.21% (b)	1,109,979	11,662	—	—	—	1,121,641	1,121,641	11,669
Total Affiliated Underlying Funds (Cost $884,950,938)	$1,027,949,617	$75,767,975	($27,186,490 )	$138,989	$95,633,694	$1,172,303,785		$5,271,885
Total Investments in Securities (Cost $884,950,938)						$1,172,303,785

(a)	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.
(b)	The rate shown is the annualized 7-day yield.

ETF —	Exchange-Traded Fund
REIT —	Real Estate Investment Trust
At June 30, 2025, all of the fund’s investment securities were classified as Level 1.

Schwab Capital Trust
Schwab Target 2055 Index Fund

Portfolio Holdings as of June 30, 2025 (Unaudited)

This section includes a summary of the fund’s transactions with its affiliated underlying funds during the period.
SECURITY	VALUE AT 3/31/25	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 6/30/25	BALANCE OF SHARES HELD AT 6/30/25	DISTRIBUTIONS RECEIVED (a)
AFFILIATED UNDERLYING FUNDS 99.5% OF NET ASSETS

U.S. Stocks 57.2%
Large-Cap 51.0%
Schwab U.S. Large-Cap ETF	$351,570,257	$21,381,867	($7,878,734 )	($67,299 )	$39,510,834	$404,516,925	16,551,429	$1,205,936
Small-Cap 6.2%
Schwab U.S. Small-Cap ETF	42,619,826	3,790,380	(1,015,278)	(78,835)	3,794,648	49,110,741	1,941,136	163,517
						453,627,666

International Stocks 30.1%
Developed Markets 23.6%
Schwab International Equity ETF	161,601,512	12,507,082	(5,915,356)	289,800	18,896,055	187,379,093	8,478,692	1,203,001
Emerging Markets 6.5%
Schwab Emerging Markets Equity ETF	44,102,020	3,342,508	(665,441)	11,769	4,392,380	51,183,236	1,698,183	60,554
						238,562,329

Real Estate 5.7%
U.S. REITs 5.7%
Schwab U.S. REIT ETF	38,374,399	7,014,770	—	—	(622,100)	44,767,069	2,115,646	317,520

Fixed Income 6.5%
Intermediate-Term Bond 6.5%
Schwab U.S. Aggregate Bond ETF	44,034,062	6,991,661	—	—	220,452	51,246,175	2,205,085	467,803

Money Market Funds 0.0%
Schwab Government Money Fund, Ultra Shares, 4.21% (b)	75,716	795	—	—	—	76,511	76,511	795
Total Affiliated Underlying Funds (Cost $596,931,684)	$682,377,792	$55,029,063	($15,474,809 )	$155,435	$66,192,269	$788,279,750		$3,419,126
Total Investments in Securities (Cost $596,931,684)						$788,279,750

(a)	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.
(b)	The rate shown is the annualized 7-day yield.

ETF —	Exchange-Traded Fund
REIT —	Real Estate Investment Trust
At June 30, 2025, all of the fund’s investment securities were classified as Level 1.

Schwab Capital Trust
Schwab Target 2060 Index Fund

Portfolio Holdings as of June 30, 2025 (Unaudited)

This section includes a summary of the fund’s transactions with its affiliated underlying funds during the period.
SECURITY	VALUE AT 3/31/25	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 6/30/25	BALANCE OF SHARES HELD AT 6/30/25	DISTRIBUTIONS RECEIVED (a)
AFFILIATED UNDERLYING FUNDS 99.4% OF NET ASSETS

U.S. Stocks 58.1%
Large-Cap 51.6%
Schwab U.S. Large-Cap ETF	$411,508,316	$23,379,014	($8,866,788 )	($75,834 )	$45,754,575	$471,699,283	19,300,298	$1,406,827
Small-Cap 6.5%
Schwab U.S. Small-Cap ETF	51,547,781	4,199,309	(1,022,807)	(82,850)	4,531,725	59,173,158	2,338,860	196,519
						530,872,441

International Stocks 31.1%
Developed Markets 24.2%
Schwab International Equity ETF	191,486,639	14,904,621	(7,785,083)	393,720	22,196,240	221,196,137	10,008,875	1,422,099
Emerging Markets 6.9%
Schwab Emerging Markets Equity ETF	54,213,979	3,765,898	(657,757)	17,885	5,343,208	62,683,213	2,079,735	73,975
						283,879,350

Real Estate 5.7%
U.S. REITs 5.7%
Schwab U.S. REIT ETF	45,147,468	8,042,847	—	—	(717,768)	52,472,547	2,479,799	375,075

Fixed Income 4.5%
Intermediate-Term Bond 4.5%
Schwab U.S. Aggregate Bond ETF	35,446,542	5,478,745	—	—	171,632	41,096,919	1,768,370	375,535
Total Affiliated Underlying Funds (Cost $683,551,130)	$789,350,725	$59,770,434	($18,332,435 )	$252,921	$77,279,612	$908,321,257		$3,850,030
Total Investments in Securities (Cost $683,551,130)						$908,321,257

(a)	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

ETF —	Exchange-Traded Fund
REIT —	Real Estate Investment Trust
At June 30, 2025, all of the fund’s investment securities were classified as Level 1.

Schwab Capital Trust
Schwab Target 2065 Index Fund

Portfolio Holdings as of June 30, 2025 (Unaudited)

This section includes a summary of the fund’s transactions with its affiliated underlying funds during the period.
SECURITY	VALUE AT 3/31/25	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 6/30/25	BALANCE OF SHARES HELD AT 6/30/25	DISTRIBUTIONS RECEIVED (a)
AFFILIATED UNDERLYING FUNDS 99.3% OF NET ASSETS

U.S. Stocks 58.9%
Large-Cap 52.1%
Schwab U.S. Large-Cap ETF	$111,207,687	$11,322,507	($2,119,035 )	($36,469 )	$12,842,618	$133,217,308	5,450,790	$395,625
Small-Cap 6.8%
Schwab U.S. Small-Cap ETF	14,384,708	1,955,443	(369,504)	(42,518)	1,328,925	17,257,054	682,097	57,448
						150,474,362

International Stocks 32.0%
Developed Markets 24.7%
Schwab International Equity ETF	52,392,710	6,804,603	(2,320,683)	71,195	6,299,612	63,247,437	2,861,875	404,472
Emerging Markets 7.3%
Schwab Emerging Markets Equity ETF	15,367,573	1,991,926	(360,898)	9	1,569,770	18,568,380	616,071	21,945
						81,815,817

Real Estate 5.9%
U.S. REITs 5.9%
Schwab U.S. REIT ETF	12,316,970	2,831,512	—	—	(188,447)	14,960,035	706,996	106,555

Fixed Income 2.5%
Intermediate-Term Bond 2.5%
Schwab U.S. Aggregate Bond ETF	5,261,674	1,085,053	—	—	28,540	6,375,267	274,323	56,827
Total Affiliated Underlying Funds (Cost $213,886,967)	$210,931,322	$25,991,044	($5,170,120 )	($7,783 )	$21,881,018	$253,625,481		$1,042,872
Total Investments in Securities (Cost $213,886,967)						$253,625,481

(a)	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

ETF —	Exchange-Traded Fund
REIT —	Real Estate Investment Trust
At June 30, 2025, all of the fund’s investment securities were classified as Level 1.

Schwab Target Index Funds
Notes to Portfolio Holdings (Unaudited)

Pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the 1940 Act), the Board of Trustees (the Board) has designated authority to a Valuation Designee, the funds’ investment adviser, to make fair valuation determinations under adopted procedures, subject to Board oversight. The investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and liabilities as well as to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. The Valuation Designee may utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities held in the funds’ portfolio are valued every business day. The following valuation policies and procedures are used by the Valuation Designee to value various types of securities:
● Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes.
● Mutual funds: Mutual funds are valued at their respective net asset values (NAVs).
● Securities for which no quoted value is available: The Valuation Designee has adopted procedures to fair value a fund’s securities when market prices are not “readily available” or are unreliable. For example, a security may be fair valued when it’s de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Fair value determinations are made in good faith in accordance with adopted valuation procedures. The Valuation Designee considers a number of factors, including unobservable market inputs, when arriving at fair value. The Valuation Designee may employ methods such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation methods used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If it is determined that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and the Valuation Designee’s judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
● Level 1 — quoted prices in active markets for identical investments  - Investments whose values are based on quoted market prices in active markets. These generally include active listed equities, mutual funds, exchange-traded funds (ETFs) and futures contracts.  Mutual funds and ETFs are classified as Level 1 prices, without consideration to the classification level of the underlying securities held which could be Level 1, Level 2 or Level 3 in the fair value hierarchy.
● Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include forward foreign currency exchange contracts, U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
● Level 3 — significant unobservable inputs (including the Valuation Designee’s assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all.  When observable prices are not readily available for these securities, one or more valuation methods are used for which sufficient and reliable data is available. The inputs used in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated in the absence of market information.  Assumptions used due to the lack of observable inputs may significantly impact the resulting fair value and therefore a fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
REG98260JUN25